Total
American Funds® International Vantage Fund
American Funds International Vantage Fund
Investment objective
The fund’s investment objective is to provide prudent growth of capital and conservation of principal.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 33 of the prospectus and on page 71 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds® International Vantage Fund	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529 F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds® International Vantage Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529 F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2		Class R-2E	Class R-3		Class R-4		Class R-5E		Class R-5	Class R-6
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%		0.48%	0.48%		0.48%		0.48%		0.48%	0.48%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.26%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.74%		0.60%	0.50%		0.25%		none		none	none
Other expenses		0.23%	0.23%	0.23%	0.19%	0.17%	0.08%	0.28%	0.28%	0.22%	0.28%	0.25%	0.23%	0.14%	0.16%	0.32%	[1]	0.25%	0.28%		0.15%	[1]	0.22%	[1]	0.13%	0.08%
Total annual fund operating expenses		1.01%	1.71%	0.96%	0.92%	0.65%	0.56%	1.02%	1.76%	1.20%	1.01%	0.98%	0.71%	0.62%	1.64%	1.54%		1.33%	1.26%		0.88%		0.70%		0.61%	0.56%
Expense reimbursement	[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%		0.02%	0.07%	[3]	0.02%		0.02%		0.02%	0.02%
Total annual fund operating expenses after expense reimbursement		0.99%	1.69%	0.94%	0.90%	0.63%	0.54%	1.00%	1.74%	1.18%	0.99%	0.96%	0.69%	0.60%	1.62%	1.52%		1.31%	1.19%		0.86%		0.68%		0.59%	0.54%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least January 1, 2025. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and expense reimbursement described above through the expiration date of such waiver and reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds® International Vantage Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529 F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 670	$ 272	$ 344	$ 92	$ 64	$ 55	$ 448	$ 277	$ 120	$ 348	$ 98	$ 70	$ 61	$ 165	$ 155	$ 133	$ 121	$ 88	$ 69	$ 60	$ 55
3 years	876	537	546	291	206	177	661	552	379	562	310	225	197	515	484	419	393	279	222	193	177
5 years	1,099	926	766	507	360	311	892	952	658	792	540	393	344	890	838	727	685	486	388	338	311
10 years	$ 1,738	$ 1,832	$ 1,397	$ 1,129	$ 809	$ 700	$ 1,552	$ 1,613	$ 1,453	$ 1,454	$ 1,200	$ 881	$ 772	$ 1,942	$ 1,833	$ 1,600	$ 1,516	$ 1,082	$ 869	$ 760	$ 700

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds® International Vantage Fund - USD ($)	Class C	Class 529-C
1 year	$ 172	$ 177
3 years	537	552
5 years	926	952
10 years	$ 1,832	$ 1,613

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of issuers outside of the United States that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its net assets in equity-type securities and at least 80% of its net assets outside the United States. The fund may invest up to 10% of its net assets in the securities of issuers based in emerging markets.

In pursuing the fund’s objective, the fund’s investment adviser focuses primarily on companies with attributes that are associated with long-term growth and resilience to market declines, such as strong management, participation in a growing market, strong balance sheets, payment of dividends and the potential for above average growth in earnings, revenues, book value, cash flow and/or return on assets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-3 shares (Class F-3 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 16.58% (quarter ended December 31, 2022)

Lowest -16.11% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2023, was 4.69%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - American Funds® International Vantage Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-3	(16.80%)	4.00%	5.72%	5.13%	Apr. 01, 2011
Class A	(21.98%)			0.68%	Nov. 08, 2019
Class C	(18.58%)			1.93%	Nov. 08, 2019
Class F-1	(17.14%)			2.68%	Nov. 08, 2019
Class F-2	(16.96%)			2.93%	Nov. 08, 2019
Class 529-A	(20.07%)			1.46%	Nov. 08, 2019
Class 529-C	(18.60%)			1.90%	Nov. 08, 2019
Class 529-E	(17.28%)			2.53%	Nov. 08, 2019
Class 529 F-1	(16.98%)			2.84%	Nov. 08, 2019
Class 529-F-2	(16.93%)			2.33%	Oct. 30, 2020
Class 529-F-3	(16.88%)			2.41%	Oct. 30, 2020
Class R-1	(17.67%)			2.41%	Nov. 08, 2019
Class R-2	(17.69%)			2.31%	Nov. 08, 2019
Class R-2E	(17.27%)			2.53%	Nov. 08, 2019
Class R-3	(17.43%)			2.54%	Nov. 08, 2019
Class R-4	(17.10%)			2.76%	Nov. 08, 2019
Class R-5E	(17.01%)			2.92%	Nov. 08, 2019
Class R-5	(16.88%)			3.00%	Nov. 08, 2019
Class R-6	(16.85%)			3.04%	Nov. 08, 2019
After Taxes on Distributions | Class F-3	(17.09%)	3.34%	5.30%
After Taxes on Distributions and Sale of Fund Shares | Class F-3	(9.73%)	3.19%	4.68%
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)	(14.45%)	1.54%	4.67%	3.90%	Apr. 01, 2011

The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. Class F-3 shares of the fund have the same expenses as shares of the predecessor fund. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

After-tax returns are shown only for Class F-3 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.